INVESTMENTS, DEBT AND DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 722		$ 722		$ 422
Fair value re-measurement of financial instruments	8	$ (4)	7	$ (6)
At amortized cost | Borrowings, of which other borrowings
Disclosure of detailed information about financial instruments [line items]
Other payables	70		70		83
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	685		685		392
At amortized cost | Restricted bank deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	27		27		32
At amortized cost | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	87		87		63
At amortized cost | Short term loan
Disclosure of detailed information about financial instruments [line items]
Financial assets	67		67		42
At amortized cost | Deferred consideration from sale of subsidiary
Disclosure of detailed information about financial instruments [line items]
Financial assets	363		363		101
At amortized cost | Deferred consideration from sale of subsidiary | Deodar
Disclosure of detailed information about financial instruments [line items]
Financial assets	363		363
At amortized cost | Deferred consideration from sale of subsidiary | TNS Plus
Disclosure of detailed information about financial instruments [line items]
Financial assets	101		101
At amortized cost | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	82		82		69
At amortized cost | Sovereign bonds | Pakistan
Disclosure of detailed information about financial instruments [line items]
Financial assets	27		27		27
At amortized cost | Sovereign bonds | Ukraine
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0		30
Investments in equity instruments designated at fair value through other comprehensive income | Other investments | Pakistan
Disclosure of detailed information about financial instruments [line items]
Financial assets	4		4		4
Investments in equity instruments designated at fair value through other comprehensive income | Other investments | Bangladesh
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 33		$ 33		$ 26